Convertible Debentures Receivable	12 Months Ended
Jul. 31, 2019
Disclosure Of Convertible Note Receivable [Abstract]
Convertible Debentures Receivable

15. Convertible Debentures Receivable

12% CONTERIBLE DEBENTURE

On July 26, 2018, the Company purchased $10,000 in the form of unsecured and subordinated convertible debentures to an unrelated entity, Fire and Flower (“F&F”). The convertible debenture bears interest at 8%, paid semi-annually, matures July 31, 2020 and includes a conversion feature to convert the debenture into common shares of F&F at the lower of $1.15 and the share price as defined within the agreement. The Company obtained the debenture as a part of a strategic investment into the private retail cannabis market. The debentures may be converted into common shares or a loan on July 31, 2020, which bears interest at 12%, at the holders option.

For the year ended July 31, 2019, the Company’s debenture increased by $1,627 (July 31, 2018 – $Nil) due to fair value adjustments. At period end, the level 2 instrument convertible debenture receivable was fair valued using the F&F July 31, 2019 public market rate of $1.33 and totalled $12,024 (July 31, 2018 – $10,000). Accrued unpaid interest and the unrealized gain amounted to $397 and $1,627 respectively.

ZERO INTEREST CONTERIBLE DEBENTURE

On February 13, 2019, the Company purchased $800 in the form of unsecured and subordinated convertible debentures to F&F. The convertible debenture bears zero interest and matures November 30, 2019 and includes a conversion feature to convert the debenture into common shares of F&F at $0.80 as defined within the agreement. The debentures may be partially or converted in-full into common shares at the maturity date at the holder’s option.

The Company acquired the zero interest convertible debenture through the acquisition of Newstrike on May 24, 2019 which carried a fair value of $1,220. Since acquisition, for the stub period ended July 31, 2019, the Company’s zero interest debenture increased by $110 (July 31, 2018 – $Nil) due to fair value adjustments. At period end, the level 2 instrument convertible debenture receivable was fair valued using the F&F July 31, 2019 public market rate of $1.33 and totalled $1,330 (July 31, 2018 – $Nil).